Provision for Employee Benefits - Schedule of Significant Actuarial Assumption (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Plan A [Member] | % Change (+) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,070,154	$ 4,526,095	$ 4,500,166
Amount Change in Liability	$ (457,634)	$ (383,972)	$ (327,634)
Percentage of Change in Liability	(8.28%)	(7.82%)	(6.79%)
Plan A [Member] | % Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,879,873	$ 5,197,550	$ 5,064,621
Amount Change in Liability	$ 352,086	$ 287,483	$ 236,821
Percentage of Change in Liability	6.37%	5.86%	4.91%
Plan A [Member] | % Change (+) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,319,429	$ 4,749,274	$ 4,683,817
Amount Change in Liability	$ (208,359)	$ (160,793)	$ (143,983)
Percentage of Change in Liability	(3.77%)	(3.27%)	(2.98%)
Plan A [Member] | % Change (+) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,540,629	$ 4,920,291	$ 4,837,009
Amount Change in Liability	$ 12,841	$ 10,224	$ 9,207
Percentage of Change in Liability	0.23%	0.21%	0.19%
Plan A [Member] | % Change (-) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 6,060,911	$ 5,354,805	$ 5,201,435
Amount Change in Liability	$ 533,123	$ 444,737	$ 373,635
Percentage of Change in Liability	9.64%	9.06%	7.74%
Plan A [Member] | % Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,221,419	$ 4,658,682	$ 4,617,667
Amount Change in Liability	$ (306,369)	$ (251,385)	$ (210,133)
Percentage of Change in Liability	(5.54%)	(5.12%)	(4.35%)
Plan A [Member] | % Change (-) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,601,164	$ 4,961,641	$ 4,871,730
Amount Change in Liability	$ 73,376	$ 51,574	$ 43,930
Percentage of Change in Liability	1.33%	1.05%	0.91%
Plan A [Member] | % Change (-) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 5,515,047	$ 4,899,921	$ 4,818,657
Amount Change in Liability	$ (12,741)	$ (10,146)	$ (9,143)
Percentage of Change in Liability	(0.23%)	(0.21%)	(0.19%)
Plan B [Member] | % Change (+) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 18,348	$ 23,156
Amount Change in Liability	$ (2,590)	$ (2,760)
Percentage of Change in Liability	(12.37%)	(10.65%)
Plan B [Member] | % Change (+) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 23,546	$ 28,622
Amount Change in Liability	$ 2,608	$ 2,707
Percentage of Change in Liability	12.46%	10.45%
Plan B [Member] | % Change (+) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 19,029	$ 24,032
Amount Change in Liability	$ (1,909)	$ (1,883)
Percentage of Change in Liability	(9.12%)	(7.27%)
Plan B [Member] | % Change (+) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 20,992	$ 26,000
Amount Change in Liability	$ 54	$ 84
Percentage of Change in Liability	0.26%	0.32%
Plan B [Member] | % Change (-) in Assumption [Member] | Discount Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 24,001	$ 29,123
Amount Change in Liability	$ 3,063	$ 3,208
Percentage of Change in Liability	14.63%	12.38%
Plan B [Member] | % Change (-) in Assumption [Member] | Salary Increase Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 18,711	$ 23,565
Amount Change in Liability	$ (2,227)	$ (2,351)
Percentage of Change in Liability	(10.63%)	(9.07%)
Plan B [Member] | % Change (-) in Assumption [Member] | Turnover Rate [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 22,192	$ 26,976
Amount Change in Liability	$ 1,254	$ 1,061
Percentage of Change in Liability	5.99%	4.09%
Plan B [Member] | % Change (-) in Assumption [Member] | Life Expectancy [Member]
Schedule of Significant Actuarial Assumption [Line Items]
Liability	$ 20,884	$ 25,832
Amount Change in Liability	$ (54)	$ (84)
Percentage of Change in Liability	(0.26%)	(0.32%)